Segment information and revenue analysis	6 Months Ended
Jun. 30, 2024
Segment Information And Revenue Analysis
Segment information and revenue analysis

Note 13 – Segment information and revenue analysis

The Company follows ASC 280, Segment Reporting, which requires that companies disclose segment data based on how management makes decisions about allocating resources to each segment and evaluating their performances. The Company has one reporting segment. The Company’s chief operating decision maker has been identified as the chief executive officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company and hence the Company has only one reportable segment. The Company does not distinguish between markets or segments for the purpose of internal reporting. The Company’s long-lived assets are substantially all located in the PRC and all of the Company’s revenues are derived from the PRC and Hong Kong.

Disaggregated information of revenues from discontinued operations by business lines are as follows:

	For the six months ended June 30, 2024	For the six months ended June 30, 2023

Standard cloud-based services	$—	$754,323
Business process outsourcing services	—	938,137
Business integration services	—	398,285
Other revenues	—	174,680
Total revenues	$—	$2,265,425

Disaggregated information of revenues from continuing operations by business lines are as follows:

	For the six months ended June 30, 2024	For the six months ended June 30, 2023

Standard cloud-based services	$—	$—
Business process outsourcing services	—	—
Business integration services	20,000	—
Other revenues	—	—
Total revenues	$—	$—

Disaggregated information of revenues by geography are as follows:

	For the six months ended June 30, 2024	For the six months ended June 30, 2023

Mainland China*	$—	$2,265,425
Outside Mainland China	20,000	—
Total revenues	$20,000	$2,265,425

*	All of revenues collected from Mainland China were derived from discontinued operations for the six months ended June 30, 2024 and 2023.